                                                          SEC File Nos. 002-8602
                                                                        811-0383


                          MAINSTAY VP SERIES FUND, INC.

             Supplement dated August 12, 2005 ("Supplement") to the
          Statement of Additional Information for Initial Class shares dated May 1, 2005, as amended
                   May 27, 2005 ("Initial Class SAI"), and the
          Statement of Additional Information for Service Class shares dated May 1, 2005, as amended May 27, 2005 ("Service Class SAI")

         This Supplement updates certain information contained in the Initial Class and Service Class SAI of MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Fund's Prospectus and SAIs free of charge, upon request, by calling toll free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1. The following sentences are added to the end of the first paragraph of the Section entitled "Lending of Portfolio Securities" on page 32 of the Initial Class SAI and Page 31 of the Service Class SAI:

"Effective August 1, 2005, the Fund has entered into an agency agreement with Investors Bank & Trust Company ("IBT"), which acts as the Portfolios' agents in lending portfolio securities and making short-term money market investments with the cash collateral received, subject to the supervision and control of the Portfolios' Manager and Subadvisors."

If the Manager or a Subadvisor lends portfolio securities, the value of securities lent by a Portfolio is not expected to exceed 33 1/3% of the value of the total assets of the Portfolio. Under guidelines adopted by the Board of Directors, a Portfolio is prohibited from lending more than 5% of the Portfolio's total assets to any one counterparty.

Subject to the receipt of exemptive relief from the 1940 Act, the Portfolio, under certain conditions and limitations, may be permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Portfolios."

2. Paragraph one of the Section entitled "Rule 144A Securities and Section 4(2) Commercial Paper" on Page 44 of the Initial Class SAI and Page 42 of the Service Class SAI is deleted and replaced with the following:

"Certain securities may only be sold subject to limitations imposed under the federal securities laws. Among others, two categories of such securities are (1) restricted securities that may be sold only to certain types of purchasers subject to the limitations of Rule 144A under the Securities Exchange Act of
1934 ("Rule 144A securities") and (2) commercial debt securities that are not sold in a public offering and therefore exempt from registration under Section 4(2) of the Securities Act of 1933 ("4(2) commercial paper"). Each Portfolio may invest up to 20% of its net assets in Rule 144A securities (with the exception of the Convertible and High Yield Corporate Bond Portfolios which may invest up to 40% in Rule 144A securities). Each Portfolio may invest
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                                                          SEC File Nos. 002-8602
                                                                        811-0383

up to 20% of its net assets in 4(2) commercial paper. The resale limitations on these types of securities may effect their liquidity."

3. The replacement of Chart in the Section entitled "OFFICERS WHO ARE NOT DIRECTORS" on Pages 60 and 61 of the Initial Class SAI and Page 58 of the Service Class SAI, dated as of May 1, 2005 as amended May 27, 2005, are deleted and replaced as follows:

                         OFFICERS WHO ARE NOT DIRECTORS

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                          POSITION(S)                                                 NUMBER OF
                         HELD WITH THE                                              PORTFOLIOS IN
                           FUND AND                                                 FUND COMPLEX          OTHER
                        LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST       OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH      SERVED                      FIVE YEARS                    DIRECTOR      HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Robert A. Anselmi       Secretary from   Senior Managing Director, General         N/A              N/A
DOB:  10/19/46          2001 to          Counsel and Secretary, New York Life
                        September        Investment Management LLC (including
                        2004; Chief      predecessor advisory organizations);
                        Legal Officer    Chief Legal Officer since February
                        since            2005; Managing Director and Senior
                        November  2003   Counsel, Lehman Brothers Inc. (October
                                         1998 to December 1999); General Counsel
                                         and Managing Director, JP Morgan
                                         Investment Management Inc. (1986 to
                                         September 1998)

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Jeffrey J. Gaboury      Vice             Managing Director of Fund Accounting      N/A              N/A
DOB:  10/23/68          President,       and Administration, New York Life
                        Treasurer,       Investment Management LLC (since
                        Chief            December 2004); Manager, NYLIM Service
                        Financial        Company (since March 2005); Executive
                        Officer since    Vice President, New York Life Trust
                        June 2005        Company (since February 2005); Vice
                                         President, Treasurer, and Chief
                                         Financial Officer, The MainStay Funds
                                         (since May 2005) Vice President,
                                         Treasurer, and Chief Financial Officer,
                                         Eclipse Funds, Eclipse Funds Inc.
                                         (since June 2005); Treasurer, Principal
                                         Financial Officer, McMorgan Fund (since
                                         June 2005); Director of Fund
                                         Administration, Investors Bank & Trust
                                         Company (1995 to 2004)

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Michael G. Gallo        Executive Vice   Senior Vice President, New York Life      N/A              N/A
DOB:  01/05/55          President        Insurance Company.
                        since February
                        2005

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
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                                                          SEC File Nos. 002-8602
                                                                        811-0383

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
Marguerite E. H.        Secretary        Managing Director and Associate General   N/A              N/A
Morrison                since            Counsel New York Life Investment
DOB:  03/26/56          September 2004   Management LLC (since June 2004);
                                         Secretary - The MainStay Funds, Eclipse
                                         Funds, Eclipse Funds Inc.;  Managing
                                         Director and Secretary, NYLIFE
                                         Distributors LLC; Chief Legal Officer
                                         -Mutual Funds and Vice President and
                                         Corporate Counsel, The Prudential
                                         Insurance Company of America (2000 to
                                         June 2004)
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Scott T. Harrington     Vice President   Director, New York Life Investment
DOB:  02/08/59          -                Management LLC (including predecessor
                        Administration   advisory organizations );  Vice
                        - since June     President - Administration, The
                        2005             MainStay Funds (since June 2005),
                                         Eclipse Funds, and Eclipse Funds Inc.
                                         (since June 2005)

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Richard W. Zuccaro      Vice President   Vice President, New York Life Insurance   N/A              N/A
DOB: 12/12/49           - Tax since      Company; Vice President, New York Life
                        1991             Insurance and Annuity Corporation,
                                         NYLIFE Insurance Company of Arizona,
                                         NYLIFE LLC, NYLIFE Securities Inc. and
                                         NYLIFE Distributors LLC; Tax Vice
                                         President, New York Life International,
                                         LLC; Tax Vice President, Eclipse Funds,
                                         Eclipse Funds Inc. and The MainStay
                                         Funds.

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

4. The fifth and sixth Paragraphs of the Section entitled "Board Committees" on Page 62 of the Initial Class SAI and Pages 59 and 60 of the Service Class SAI, are deleted and replaced with the following:

         "The purpose of the Valuation Committee is to oversee the implementation of the valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Committee reviews each action taken by the Valuation Subcommittee within a calendar quarter of their occurrence The members of the Valuation Committee, on which one or more Directors may serve include: Jill Feinberg, Jeffrey J. Gaboury, Alison Micucci, Marguerite E. H. Morrison, Anne F. Pollack, John A. Weisser, Roman L. Weil, and Gary E. Wendlandt. There were four Valuation Committee meetings held during 2004.

         The purpose of the Valuation Subcommittee is to establish, pursuant to the Fund's valuation procedures, prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable. Meetings of the subcommittee are held on an as needed basis and are held in person or by telephone conference call. The subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee, on which one or more Directors may serve, include: Ravi Akhoury, Jeffrey J. Gaboury, Alison Micucci, Marguerite E. H. Morrison, Anne F. Pollack, and Gary E. Wendlandt. There was one Valuation Subcommittee meeting held during 2004."

5. The following is added to as the last paragraph in the Section entitled "Administrative Services", on Page 68 of the Initial Class SAI and Page 65 of
the Service Class SAI:
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                                                          SEC File Nos. 002-8602
                                                                        811-0383

"Effective August 1, 2005, pursuant to an agreement with NYLIM, Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations.

For providing these services to the Funds, IBT is compensated by NYLIM."

6. CUSTODIAN

The paragraph under the Section entitled "CUSTODIAN" is deleted and replaced with the following:

CUSTODIAN

"Effective August 1, 2005, Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117, is the Custodian for cash and securities for the Portfolios. It also has subcustodial agreements for holding these Portfolios' foreign assets."


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